Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
LOANS

NOTE 3 – LOANS

At December 31, 2011 and 2010, loans were comprised of the following:

	September 30,	September 30,
	2011	2010

Commercial and industrial	$126,225	$155,410
Commercial real estate	129,958	152,374
Residential real estate and home equity	83,814	93,646
Consumer and credit card	19,770	23,411

	359,767	424,841

Add: Net deferred loan origination fees/costs	—	23

Total loans receivable	$359,767	$424,864

Loans to principal officers, directors, and their related affiliates during 2011 and 2010 in the normal course of business were as follows.

	September 30,	September 30,
	2011	2010

Balance at beginning of year	$716	$7,988
New loans	—	1
Repayments	(78)	(7,273)

Balance at end of year	$638	$716